SCHEDULE IV-REINSURANCE	12 Months Ended
Dec. 31, 2012
SCHEDULE IV-REINSURANCE
SCHEDULE IV-REINSURANCE

SCHEDULE IV—REINSURANCE

Years ended December 31, 2012, 2011 and 2010

					Percentage
		Ceded to	Assumed		of amount
(in thousands)	Direct	other	from other	Net	assumed
Segment	amount	companies	companies	amount	to net

2012

Casualty	$362,724	$96,039	$1,012	$267,697	0.4%
Property	203,072	76,817	76,147	202,402	37.6%
Surety	113,328	7,294	438	106,472	0.4%

RLI Insurance Group Premiums earned	$679,124	$180,150	$77,597	$576,571	13.5%

2011

Casualty	$327,411	$91,991	$778	$236,198	0.3%
Property	194,946	56,356	65,070	203,660	32.0%
Surety	103,606	6,148	1,136	98,594	1.2%

RLI Insurance Group Premiums earned	$625,963	$154,495	$66,984	$538,452	12.4%

2010

Casualty	$325,707	$94,807	$1,147	$232,047	0.5%
Property	189,298	53,487	45,834	181,645	25.2%
Surety	84,664	5,630	656	79,690	0.8%

RLI Insurance Group Premiums earned	$599,669	$153,924	$47,637	$493,382	9.7%

See the accompanying report of independent registered public accounting firm on page 49 of this report.